Shareholders’ Equity and Non-Controlling Interest (Details)		3 Months Ended	7 Months Ended	12 Months Ended
	Jun. 23, 2023	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 16, 2023	Mar. 31, 2023 shares	Dec. 31, 2022 $ / shares shares
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Authorized shares		831,000,000	831,000,000	831,000,000
Authorized shares of preferred stock		1,000,000	1,000,000	1,000,000			1,000,000
Preferred stock par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Authorized shares of class A common stock						4,987,845
Outstanding shares
Common stock						3,763,224
Trading days	30
Converted unit					1
Common unit, authorized							4,987,845
Common unit, issued							3,722,355
Common unit, outstanding							3,722,355
Common stock share issued						3,763,224
Share-Based Payment Arrangement, Tranche One [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Trading days	30
Share-Based Payment Arrangement, Tranche Two [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Trading days	30
Price Based Lockup Shares [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Class OpCo Units			1,575,045	1,575,045
Closing date				3 years
Class A OpCo units			14,848,184	14,848,184
Time-Based Lockup Shares [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Closing date				1 year
Redeemable Preferred Stock [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Authorized shares			831,000,000	831,000,000
Common Class A [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Authorized shares of class A common stock		520,000,000	520,000,000	520,000,000			520,000,000
Common stock par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock		71,970,052	71,277,906	71,277,906
Number of voting			1	1
Non-controlling interest holders		66.20%	67.00%
Business combination of common shares			986,775	986,775
Equal tranches contingent			3	3
Common stock share issued		71,970,052	71,277,906	71,277,906
Common Class A [Member] | OpCo [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Company owns percentage		33.80%	33.00%	33.00%
Common Class A [Member] | Earnout Shares Vesting, Tranche One [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Common stock achieved (in Dollars per share) | $ / shares			$ 12	$ 12
Trading days				20
Common Class A [Member] | Earnout Shares Vesting, Tranche Two [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Common stock achieved (in Dollars per share) | $ / shares			$ 14	$ 14
Trading days				20
Common Class A [Member] | Earnout Shares Vesting, Tranche Three [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Common stock achieved (in Dollars per share) | $ / shares				$ 16
Trading days				20
Earnout term				3 years
Common Class A [Member] | OpCo [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Business combination of common shares			128,908,518	128,908,518
Class A OpCo units			328,925	328,925
Common Class A [Member] | NET Power, Inc. [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Business combination of common shares			54,047,495	54,047,495
Common Class A [Member] | Common Stock [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Redeemable non-controlling interests		140,624,471	140,610,089	140,610,089
Common Class A [Member] | Price Based Lockup Shares [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Class OpCo Units			44,544,551	44,544,551
Trading days				20
Consecutive trading-day				30
Common Class A [Member] | Price Based Lockup Shares [Member] | Lockup Shares, Transfer Tranche One [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 12	$ 12
Common Class A [Member] | Price Based Lockup Shares [Member] | Lockup Shares, Transfer Tranche Two [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Price per share (in Dollars per share) | $ / shares			14	14
Common Class A [Member] | Price Based Lockup Shares [Member] | Lockup Shares, Transfer Tranche Three [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 16	$ 16
Common Class A [Member] | Time-Based Lockup Shares [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Class OpCo Units			89,449,655	89,449,655
Trading days				20
Consecutive trading-day				30
Price per share (in Dollars per share) | $ / shares			$ 12	$ 12
Common Class B [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Authorized shares of class A common stock		310,000,000	310,000,000	310,000,000			310,000,000
Common stock par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock		141,801,811	141,787,429	141,787,429
Number of voting			1	1
Business combination of common shares			6,072,463	6,072,463
Class OpCo Units			3,510,643	3,510,643
Common stock share issued		141,801,811	141,787,429	141,787,429
Common Class B [Member] | OpCo [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Business combination of common shares			7,624,999	7,624,999
Common Class B [Member] | Common Stock [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Redeemable non-controlling interests		6,967,050	6,967,050	6,967,050
Common Class B [Member] | Price Based Lockup Shares [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Class OpCo Units			1,575,045	1,575,045
Common Class B [Member] | Time-Based Lockup Shares [Member]
Shareholders’ Equity and Non-Controlling Interest [Line Items]
Class OpCo Units			3,510,643	3,510,643